Core Deposit Intangible (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Core Deposits [Member]	Dec. 31, 2011 Core Deposits [Member]	Jan. 14, 2008 Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Assumption of Deposit Liabilities						$ 18,400
Core deposit intangible				159	159	159
Accumulated amortization				(159)	(148)
Core deposit intangible, net				0	11
Amortization of core deposit intangible	$ 11	$ 21	$ 32